[Close up of dollar bill]


     AMBAC TREASURERS TRUST

     U.S. TREASURY MONEY MARKET FUND                            [AMBAC LOGO]
     U.S. GOVERNMENT MONEY MARKET FUND




--------------------------------------------------------------------------------
     ANNUAL REPORT

     FOR THE PERIOD ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    TRUSTEES
                                  AND OFFICERS

                               W. Dayle Nattress
                              Chairman, President
                          and Chief Executive Officer

                                Donald W. Green
                                    Trustee

                               Eugene J. McDonald
                                    Trustee

                               C. Roderick O'Neil
                                    Trustee

                              Roisin T. Kilgallen
                                   Treasurer

                                Kevin Morrissey
                              Assistant Treasurer

                                Richard B. Gross
                                   Secretary

                                  Anne G. Gill
                              Assistant Secretary

                                 Gail A. Hanson
                              Assistant Secretary

                                Therese M. Hogan
                              Assistant Secretary


                               INVESTMENT ADVISER

                                AMBAC Investment
                                Management, Inc.
                              300 Nyala Farms Road
                          Westport, Connecticut 06880

                                 ADMINISTRATOR

                    First Data Investor Services Group, Inc.
                               One Exchange Place
                          Boston, Massachusetts 02109

                                 TRANSFER AGENT

                    First Data Investor Services Group, Inc.
                              4400 Computer Drive
                        Westborough, Massachusetts 01581

                                  DISTRIBUTOR

                        440 Financial Distributors, Inc.
                              4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   CUSTODIAN

                             Bankers Trust Company
                               130 Liberty Street
                            New York, New York 10006

                         INDEPENDENT PUBLIC ACCOUNTANTS

                             KPMG Peat Marwick LLP
                                 99 High Street
                          Boston, Massachusetts 02110

                                 LEGAL COUNSEL

                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
"Your community has entrusted you with the investment of its cash, and our pledge is to help you uphold your responsibilities as a municipal money manager."
--------------------------------------------------------------------------------

[AMBAC LOGO]
            CHAIRMAN'S LETTER

Dear Shareholder:

Thank you for your participation in the AMBAC Treasurers Trust Funds. We are very pleased with the interest we have received from a growing number of municipal and other governmental investors. As you know, our commitment is to provide our shareholders with a convenient and competitive option for the short-term investment of taxpayer dollars.

This Report is a prime example of one of the benefits that a registered investment vehicle provides for its shareholders: disclosure of financial information and performance of the Funds. Your community has entrusted you with the investment of its cash, and our pledge is to help you uphold your responsibilities as a municipal money manager. In your capacity, you understand the importance of receiving timely, accurate and complete information. This Annual Report is designed to give you a comprehensive summar y of how the monies in the Funds are invested and how the Funds have performed.

We are confident in the potential for continued growth and success of the AMBAC Treasurers Trust Funds and welcome you as a valued shareholder. Should you have any questions or suggestions regarding our services or the Funds, please do not hesitate to contact your AMBAC representative or me at 1-800-311-AMBAC(2622).


Sincerely,

/s/ W. Dayle Nattress

W. Dayle Nattress
Chairman, President and Chief Executive Officer
AMBAC Treasurers Trust

--------------------------------------------------------------------------------
"The Federal Reserve did not change short-term interest rates during the quarter, although the market is now expecting a small increase in short-term interest rates during the first or second quarter of 1997."
--------------------------------------------------------------------------------

[AMBAC LOGO]
            ECONOMIC OVERVIEW

Interest rates fell during the three-month period ended October 31, 1996 due to market expectations of slower economic growth than had previously been assumed. The economy expanded moderately during the quarter, with the pace of growth becoming slower than in recent quarters.

Some sectors of retail activity, such as autos and other durable goods, department stores, especially luxury stores, and restaurants, showed strength, but overall consumer spending expanded at a moderate pace. The employment picture also showed signs of mild growth, with reports of tighter markets for skilled labor as well as for entry-level labor. Indications of upward pressure on wages vary by region across the country and continue to increase for skilled labor. Construction activity is strong in many parts of the country, with housing prices stable to slightly stronger. Multi-family home construction is generally increasing at a faster pace than single-family home construction. Home sales, for both new and existing homes, showed surprising strength during the quarter.

The Federal Reserve did not change short-term interest rates during the quarter, although the market is now expecting a small increase in short-term interest rates during the first or second quarter of 1997. The overall inflation situation continues to be benign, with few signs of increasing inflation at the consumer level. The market is expecting inflation to continue to be mild. Most economists are forecasting that Gross Domestic Product (GDP) will be positive for the 4th quarter of 1996 and 1st quarter of 1997, but lower than in previous quarters.

The discussion above is for general informational purposes. No assurance can be given regarding future financial and economic developments, or the investment performance of the funds.

--------------------------------------------------------------------------------
"Concern over the direction of interest rates by funds with longer maturities resulted in the selling of securities in order to shorten their average maturities."
--------------------------------------------------------------------------------

[AMBAC LOGO]
            PORTFOLIO MANAGER FUND UPDATE

The AMBAC Treasurers Trust Money Market Funds (individually a "Fund" and collectively, the "Funds") have offered competitive yields since they commenced operations in April 1996. Subsequent to that time, short-term interest rates remained low as a result of market uncertainty over whether or not the Federal
Reserve would increase interest rates. Concern over the direction of interest rates by funds with longer maturities resulted in the selling of securities in order to shorten their average maturities. As a result, an abundance of cash came into the short-term market and led to buying of short-term government securities, thereby lowering short-term yields. The following table shows the yields of each of the Funds for the seven-day period ended October 31, 1996.
--------------------------------------------------------------------------------
                                               7-DAY                7-DAY
FUND                                       CURRENT YIELD*      EFFECTIVE YIELD*
AMBAC U.S. TREASURY MONEY MARKET FUND          5.00%                5.12%
AMBAC U.S. GOVERNMENT MONEY MARKET FUND        5.16%                5.29%
--------------------------------------------------------------------------------

* The investment adviser of the Funds has voluntarily agreed to waive its fees and to reimburse expenses of the funds to the extent necessary to assure that the ordinary operating expenses of the funds do not exceed 0.28% And 0.20% Of the average daily net assets of AMBAC U.S. Treasury Money Market fund and AMBAC U.S. Government Money Market fund, respectively. The yields of the funds quoted above reflect the effect of this fee waiver and reimbursement of expenses.

During the course of the year, one month U.S. Government Treasury Bills had an average CD equivalent yield of 4.95% and one month U.S. Government Agency Securities had an average CD equivalent yield of 5.25%. This compares to the average overnight repurchase agreement (Repo) rate of 5.25%. Due to the volatility of the markets in the three month to one year area, the investment adviser did not believe that extending the maturities provided enough reward. The potential risk of rising rates versus higher yielding overnight Repos allowed the Funds to maintain a short weighted average maturity, while remaining within conservative parameters consistent with the Funds' policies and the goals of their investors.

--------------------------------------------------------------------------------
"The Fund maintained a weighted average maturity in the 1 to 22 day range, enabling the Fund to stay competitive with other U.S. Treasury Money Market Funds."
--------------------------------------------------------------------------------

[AMBAC LOGO]
            PORTFOLIO MANAGER FUND UPDATE (continued)

Throughout the year, the continued uncertainty of the direction of interest rates has caused the Treasury market to become extremely expensive, offering lower yields. U.S. Treasury Bills in the one to three month area yielded below 5.00%. As a result, the U.S. Treasury Money Market Fund stayed primarily in overnight Repos where the Fund was able to secure yields in the 5.10% to 5.25% range. The Fund maintained a weighted average maturity in the 1 to 22 day range, enabling the Fund to stay competitive with other U.S. Treasury money market funds.

AMBAC U.S. TREASURY
MONEY MARKET FUND

FUND HOLDINGS AS OF 10/31/96*
[Pie Chart]
Repos                  44%
U.S. Treasury Bills    56%

* Subject to applicable investment policies and restrictions, the particular holdings of the Fund will vary from time to time.

As the short-term market continued to rally over the course of the year, demand for U.S. Government Agency Securities increased which led to less attractive yields. As a means of maintaining the yield in the U.S. Government Money Market Fund and reducing the volatility associated with overnight Repos, the investment adviser invested part of the Fund in one month U.S. Government Agency Securities at a rate of 5.25% or better. This strategy provided the Fund with yields comparable to overnight Repos, while allowing the Fund's maturity to remain relatively short. The Fund maintained a weighted average maturity in the 1 to 22 day range.

AMBAC U.S. GOVERNMENT
MONEY MARKET FUND

FUND HOLDINGS AS OF 10/31/96*
[Pie Chart]
Repos                                           38%
U.S. Government and Agency Obligations          62%

Going forward, the investment adviser expects to maintain a neutral posture. This strategy will allow the Funds to extend further out on the yield curve and lock in yield, while remaining short enough to capitalize on any higher yields should interest rates increase.

[AMBAC LOGO]
            FUND PERFORMANCE UPDATE


AMBAC U.S. TREASURY MONEY MARKET FUND
Performance Comparison*
7-Day Effective Yield
April 30 Through October 31, 1996

                                    [Graph]


* The investment adviser of the Fund has voluntarily agreed to waive its fees and to reimburse expenses of the Fund to the extent necessary to assure that the ordinary operating expenses of the Fund do not exceed 0.28% Of the average daily net assets of the Fund. The yield of the fund as shown above reflects the effect of this fee waiver and reimbursement of expenses. An investment in the fund is neither insured nor guaranteed by the u.S. Government or ambacindemnity corporation, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 Per share. The performance data quoted represents past performance which is not a guarantee of future results. Yield will fluctuate.

** The IBC U.S. Treasury & Repo Index is an unmanaged index that reflects the yields of retail money market funds that invest solely in u.S. Treasury securities and repos. Because there is no index of institutional money market funds that invest exclusively in U.S. Treasury Securities and Repos, the yields of the fund have been compared to the performance of the IBC U.S. Treasury & Repo Index, which includes retail money market funds. The average expense ratio of the funds included in the index is 0.60% As compared to an expense ratio of 0.28% After the fee waiver and reimbursement of expenses for the fund. In light of this difference, the yields shown above for the ibcfinancial data u.S treasury & repo index have been increased by 0.32% Over the actual reported yields for the index.

*** The IBC Government-Only/Institutional-Only Index is an unmanaged index that reflects the yields of institutional money market funds that invest in U.S. Government and agency securities and repos.

[AMBAC LOGO]
            FUND PERFORMANCE UPDATE (CONTINUED)


AMBAC U.S. TREASURY MONEY MARKET FUND
Performance Comparison*
7-Day Effective Yield
April 30 Through October 31, 1996

                                    [Graph]

* The investment adviser of the Fund has voluntarily agreed to waive its fees and to reimburse expenses of the Fund to the extent necessary to assure that the ordinary operating expenses of the fund do not exceed 0.20% Of the average daily net assets of the Fund. The yield of the fund as shown above reflects the effect of this fee waiver and reimbursement of expenses. An investment in the fund is neither insured nor guaranteed by the U.S. Government or ambacindemnity corporation, and there is no assurance that the fund will be able to maintain a stable net asset value of $1.00 Per share. The performance data quoted represents past performance which is not a guarantee of future results. Yield will fluctuate.

** The IBC Government-only/institutional-only index is an unmanaged index that reflects the yields of institutional money market funds that invest in u.S. Government and agency securities and repos.

                         U.S. TREASURY MONEY MARKET FUND
            [AMBAC LOGO] PORTFOLIO OF INVESTMENTS
                         OCTOBER 31, 1996

             ANNUALIZED
              YIELD ON
 PRINCIPAL    DATE OF     MATURITY                                    VALUE
  AMOUNT      PURCHASE     DATE                                      (NOTE 2)
 ---------   ----------   --------                                   --------
U.S. GOVERNMENT OBLIGATION - 56.27%

               U.S. TREASURY BILL - 56.27%
$14,830,000    5.01%, 12/12/96 ................................    $14,745,383
                                                                   -----------

               TOTAL U.S. GOVERNMENT OBLIGATION
               (Cost $14,745,383) .............................     14,745,383
                                                                   -----------
REPURCHASE AGREEMENTS - 44.27%

  1,300,000    BZW Securities, Inc.-Tri Party
               5.52%, Due 11/01/96, Dated 10/31/96
               Repurchase Price $1,300,199
               (Collateralized by $1,316,000
               U.S. Treasury Note, 6.125%
               Due 09/30/00
               Market Value $1,326,103) .......................      1,300,000

  1,300,000    Dresdner Securities, Inc. (New York)
               5.53%, Due 11/01/96, Dated 10/31/96
               Repurchase Price $1,300,200
               (Collateralized by $1,218,000
               U.S. Treasury Note, 9.00%
               Due 05/15/98
               Market Value $1,326,958) .......................      1,300,000

  1,300,000    Goldman Sachs Group LP-Tri Party
               5.51%, Due 11/01/96, Dated 10/31/96
               Repurchase Price $1,300,199
               (Collateralized by $1,320,000
               U.S. Treasury Note, 5.00%
               Due 01/31/98
               Market Value $1,326,389) .......................      1,300,000

  1,300,000    JP Morgan Securities, Inc.-Tri Party
               5.47%, Due 11/01/96, Dated 10/31/96
               Repurchase Price $1,300,198
               (Collateralized by $1,284,000
               U.S. Treasury Note, 8.75%
               Due 10/15/97
               Market Value $1,326,971) .......................      1,300,000


 PRINCIPAL                                                            VALUE
  AMOUNT                                                             (NOTE 2)
 ---------                                                           --------
REPURCHASE AGREEMENTS (CONTINUED)
$ 6,400,000    Morgan Stanley Group Inc. - Tri Party
               5.53%, Due 11/01/96, Dated 10/31/96
               Repurchase Price $6,400,983
               (Collateralized by $6,600,000
               U.S. Treasury Bill
               Due 12/12/96
               Market Value $6,561,271) .......................    $ 6,400,000
                                                                   -----------

               TOTAL REPURCHASE AGREEMENTS
               (Cost $11,600,000) .............................     11,600,000
                                                                   -----------

TOTAL INVESTMENTS - 100.54%
(Cost $26,345,383)* ...........................................     26,345,383
                                                                   -----------


NET OTHER ASSETS AND LIABILITIES - (0.54)% ....................       (141,249)
                                                                   -----------

NET ASSETS - 100.00% ..........................................    $26,204,134
                                                                   ===========

------------
* Also aggregate cost for Federal income tax purposes.

                       See Notes To Financial Statements.

                         U.S. GOVERNMENT MONEY MARKET FUND
            [AMBAC LOGO] PORTFOLIO OF INVESTMENTS
                         OCTOBER 31, 1996
             ANNUALIZED
              YIELD ON
 PRINCIPAL    DATE OF     MATURITY                                    VALUE
  AMOUNT      PURCHASE     DATE                                      (NOTE 2)
 ---------   ----------   --------                                   --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.05%

               FEDERAL HOME LOAN MORTGAGE CORP.
                DISCOUNT NOTES - 21.42%
$15,000,000    5.45%, 11/01/96.............................        $15,000,000
    185,000    5.47%, 12/02/96.............................            184,140
                                                                   -----------
                                                                    15,184,140
                                                                   -----------
               FEDERAL HOME LOAN BANK
                DISCOUNT NOTE - 21.16%
 15,000,000    5.45%, 11/01/96.............................         15,000,000
                                                                   -----------
               STUDENT LOAN MARKETING ASSOCIATION
                DISCOUNT NOTE - 18.34%
 13,000,000    5.50%, 11/01/96.............................         13,000,000
                                                                   -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION
                AGENCY NOTE - 1.13%
    800,000    5.46%, 11/15/96.............................            799,941
                                                                   -----------
               TOTAL U.S. GOVERNMENT
                AND AGENCY OBLIGATIONS
                (Cost $43,984,081) ........................         43,984,081
                                                                   -----------
REPURCHASE AGREEMENTS - 38.15%
  3,400,000    BZW Securities, Inc.-Tri Party
               5.55%, Due 11/01/96, Dated 10/31/96
               Repurchase Price $3,400,524
               (Collateralized by $3,415,000
               Federal National Mortgage
               Association Note, 6.56%
               Due 08/25/99
               Market Value $3,471,099)....................          3,400,000

  3,400,000    Goldman Sachs Group LP-Tri Party
               5.55%, Due 11/01/96, Dated 10/31/96
               Repurchase Price $3,400,524
               (Collateralized by $3,400,000
               various Federal Home Loan Bank Notes
               having various coupon rates
               Due from 09/13/99 through 08/15/05
               Market Value $3,468,364)....................          3,400,000

 PRINCIPAL                                                            VALUE
  AMOUNT                                                             (NOTE 2)
 ---------                                                           --------
REPURCHASE AGREEMENTS (CONTINUED)
$ 3,399,000    Morgan Stanley Group Inc.-Tri Party
               5.53%, Due 11/01/96, Dated 10/31/96
               Repurchase Price $3,399,522
               (Collateralized by $3,570,000
               U.S. Treasury Bill
               Due 04/03/97
               Market Value $3,492,724)....................        $ 3,399,000

 16,841,000    NationsBanc Capital Markets, Inc.
               5.60%, Due 11/01/96, Dated 10/31/96
               Repurchase Price $16,843,620
               (Collateralized by $17,946,000
               various U.S. Government Securities
               having various coupon rates
               Due from 12/12/96 through 09/30/98
               Market Value $18,024,203)...................         16,841,000
                                                                   -----------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $27,040,000)..........................         27,040,000
                                                                   -----------
TOTAL INVESTMENTS - 100.20%
 (Cost $71,024,081)*.......................................         71,024,081

NET OTHER ASSETS AND LIABILITIES - (0.20)%.................           (143,414)
                                                                   -----------
NET ASSETS - 100.00%.......................................        $70,880,667
                                                                   ===========

* Also aggregate cost for Federal income tax purposes.

                       See Notes To Financial Statements.

                     [AMBAC LOGO] STATEMENTS OF ASSETS AND LIABILITIES
                                  OCTOBER 31, 1996

                                                       U.S. TREASURY       U.S. GOVERNMENT
                                                     MONEY MARKET FUND    MONEY MARKET FUND
                                                     -----------------    -----------------
ASSETS:
  Investments (Note 2):
  Investments at value ............................    $14,745,383         $43,984,081
  Repurchase agreements ...........................     11,600,000          27,040,000
                                                       -----------         -----------
    Total investments at value ....................     26,345,383          71,024,081
Cash ..............................................            987                 910
Interest receivable ...............................          1,779              24,360
Organizational costs, net (Note 2) ................         24,154              24,154
Receivable from investment adviser ................          7,631               9,834
Prepaid expenses ..................................          3,347               8,424
                                                       -----------         -----------
  Total Assets ....................................     26,383,281          71,091,763
                                                       -----------         -----------

LIABILITIES:
  Dividends payable ...............................         96,707             108,268
  Payable to FDISG (Note 3) .......................         21,003              26,909
  Trustees' fees and expenses payable (Note 3) ....          3,875               3,875
  Accrued expenses and other payables .............         57,562              72,044
                                                       -----------         -----------
    Total Liabilities .............................        179,147             211,096
                                                       -----------         -----------
NET ASSETS ........................................    $26,204,134         $70,880,667
                                                       ===========         ===========
NET ASSETS CONSIST OF:
  Par value (Note 5) ..............................    $    26,204         $    70,880
  Paid-in capital in excess of par value ..........     26,177,368          70,809,080
  Accumulated net realized gain on investments sold            562                 707
                                                       -----------         -----------
TOTAL NET ASSETS ..................................    $26,204,134         $70,880,667
                                                       ===========         ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING .........     26,203,572          70,879,960
NET ASSET VALUE,
  offering and redemption price per share
  (Net Assets / Shares Outstanding) ...............          $1.00               $1.00
                                                             =====               =====

                       See Notes To Financial Statements.

                         [AMBAC LOGO] STATEMENTS OF OPERATIONS
                                      FOR THE PERIOD ENDED
                                      OCTOBER 31, 1996
                                                       U.S. TREASURY      U.S. GOVERNMENT
                                                     MONEY MARKET FUND*  MONEY MARKET FUND*
                                                     ------------------  ------------------
INVESTMENT INCOME:
  Interest (Note 2) ...................................  $ 704,702          $1,734,184
                                                         ---------          ----------

EXPENSES:
  Investment advisory fees (Note 3) ...................     20,088              48,338
  Administration fees (Note 3) ........................     22,314              47,686
  Custodian fees ......................................      7,500               7,500
  Fund accounting fees (Note 3) .......................     18,700              23,677
  Legal fees ..........................................      8,000              11,365
  Audit fees ..........................................     12,000              12,000
  Transfer agent fees (Note 3) ........................     16,622              16,622
  Trustees' fees and expenses (Note 3) ................      7,079               7,079
  Amortization of organization costs (Note 2) .........      2,823               2,823
  Reports to shareholders .............................     12,500              12,500
  Registration fees ...................................     19,000              33,483
  Insurance ...........................................      3,191               8,115
  Rating agency fees ..................................      7,232               9,817
  Miscellaneous .......................................      1,000               1,000
                                                         ---------          ----------
    Total Expenses ....................................    158,049             242,005
    Less: Expense reimbursement/waiver (Note 4) .......   (121,371)           (177,554)
                                                         ---------          ----------
    Total Expenses net of reimbursement/waiver ........     36,678              64,451
                                                         ---------          ----------

NET INVESTMENT INCOME .................................    668,024           1,669,733
                                                         ---------          ----------

NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2) ........        562                 707
                                                         ---------          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..  $ 668,586          $1,670,440
                                                         =========          ==========

-----------------------------------------------------
* The Funds commenced investment operations on April 24, 1996.

                       See Notes To Financial Statements.

                    [AMBAC LOGO] STATEMENTS OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD ENDED
                                 OCTOBER 31, 1996
                                                            U.S. TREASURY      U.S. GOVERNMENT
                                                          MONEY MARKET FUND*  MONEY MARKET FUND*
                                                          ------------------  ------------------
NET ASSETS AT BEGINNING OF PERIOD .......................   $        --         $         --
                                                            -----------         ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income .................................       668,024            1,669,733
  Net realized gain on investments sold .................           562                  707
                                                            -----------         ------------
  Net increase in net assets resulting from operations ..       668,586            1,670,440
                                                            -----------         ------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income .................................      (668,024)          (1,669,733)
                                                            -----------         ------------

SHARE TRANSACTIONS:
  Net proceeds from sales of shares .....................    26,133,335          112,569,709
  Issued to shareholders in reinvestment of dividends ...        91,825            1,022,381
  Cost of shares repurchased ............................       (21,588)         (42,712,130)
                                                            -----------         ------------
  Net increase from share transactions ..................    26,203,572           70,879,960
                                                            -----------         ------------
    Net increase in net assets ..........................    26,204,134           70,880,667
                                                            -----------         ------------
NET ASSETS AT END OF PERIOD .............................   $26,204,134         $ 70,880,667
                                                            ===========         ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold ..................................................    26,133,335          112,569,709
  Issued to shareholders in reinvestment of dividends ...        91,825            1,022,381
  Shares repurchased ....................................       (21,588)         (42,712,130)
                                                            -----------         ------------
  Net increase in shares outstanding ....................    26,203,572           70,879,960
                                                            ===========         ============

---------------------------------------------------------
* The Funds commenced investment operations on April 24, 1996.

                       See Notes To Financial Statements.

                      [AMBAC LOGO] FINANCIAL HIGHLIGHTS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                            U.S. TREASURY      U.S. GOVERNMENT
                                                          MONEY MARKET FUND   MONEY MARKET FUND
                                                          -----------------   -----------------
                                                            PERIOD ENDED OCTOBER 31, 1996 (1)
                                                          -------------------------------------
Net Asset Value, Beginning of period ....................    $ 1.000               $ 1.000
                                                             -------               -------
Income from Investment Operations:
    Net investment income (2) ...........................      0.026                 0.027
                                                             -------               -------
Less Dividends:
    Dividends from net investment income ................     (0.026)               (0.027)
                                                             -------               -------
Net increase in net asset value .........................         --                    --
                                                             -------               -------
Net Asset Value, End of period ..........................    $ 1.000               $ 1.000
                                                             =======               =======
Total Return ............................................       2.63%*                2.72%*

Ratios/Supplemental Data:
Net Assets, End of period (000s) ........................    $26,204               $70,881
Ratios to average net assets:
  Net investment income including reimbursement/waiver ..       4.99%**               5.18%**
  Operating expenses including reimbursement/waiver .....       0.27%**               0.20%**
  Operating expenses excluding reimbursement/waiver .....       1.18%**               0.75%**
---------------------------------------------------------

 *  Not Annualized
**  Annualized
(1) The Funds commenced investment operations on April 24, 1996.
(2) Net investment income per share before reimbursement/waiver of fees and expenses by the
    Investment Adviser for the period ended October 31, 1996 for the U.S. Treasury Money
    Market Fund and the U.S. Government Money Market Fund was $0.021 and $0.024, respectively.

                      See Notes To Financial Statements.

                  [AMBAC LOGO] NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION

  AMBAC Treasurers Trust (the "Trust") was organized on June 27, 1995, as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. AMBAC Investment Management, Inc. (the "Adviser"), a wholly-owned subsidiary of AMBACCapital Corporation, which in turn is a wholly-owned subsidiary of AMBAC Inc., serves as the Trust's investment adviser. As of the date of this report, the Trust offered two managed diversified investment portfolios. The accompanying financial statements and financial highlights are those of the AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund (individually, a "Fund," collectively, the "Funds"). The Funds commenced investment operations on April 24, 1996. Prior to April 24, 1996, the only business conducted by the Funds was the issuance of 33,335 shares of each Fund in connection with the registration of the Trust. A third Fund of the Trust, AMBAC Short-Term U.S. Government Income Fund, has not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consiste ntly followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Securities owned by the Funds are valued utilizing the amortized cost valuation method permitted by Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared and accrued daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually.

  Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income tax provision is required.

  REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost. Each Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian (or sub-custodian) in a manner that is intended to enable the Fund to realize the value of the securities in the event of a counterparty default. The Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on the average net assets of each Fund.

                  [AMBAC LOGO] NOTES TO FINANCIAL STATEMENTS
                               (CONTINUED)

  ORGANIZATION COSTS: Each Fund bears certain costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under Federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with each Fund's commencement of operations. In the event that any of the initial shares of a Fund purchased by the Adviser are redeemed by any holder thereof during the period of amortization of organization costs, the redemption proceeds will be reduced by the pro-rata amount of unamortized organization costs based on the number of initial shares being redeemed to the number of initial shares outstanding at the time of the redemption. These costs were paid by the Adviser and will be reimbursed by the respective Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND OTHER FEES

  The Trust and the Adviser are parties to an investment advisory agreement under which the Adviser provides services for a fee, computed daily and paid monthly, at the annual rates of 0.15% of the average daily net assets with respect to AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund. The Adviser has voluntarily agreed to waive its fee or reimburse expenses of the Funds to the extent necessary to assure that the ordinary operating expenses do not exceed 0.28% and 0.20% of the average daily net assets of the AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund, respectively. The Adviser reserves the right to modify or terminate at any time its agreements to waive fees and reimburse expenses.

  The Trust and First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which FDISG (the "Administrator") provides services for a monthly fee calculated at an annual rate of 0.05% of the Trust's average daily net assets on the first $500 million of net assets of the Trust, 0.04% on the next $500 million of net assets of the Trust and 0.03% on net assets of the Trust in excess of $1 billion, subject to a minimum monthly fee paid by the Trust to the Administrator of $10,000. FDISG also provides certain fund accounting services for which it is paid a monthly fee by each Fund of $3,000 if the average monthly net assets of a Fund are $50 million or less, $4,000 if a Fund's average monthly net assets are between $50 million and $200 million, or $5,000 if a Fund's average monthly net assets exceed $200 million. In addition, FDISG also provides certain administration and transfer agency services pursuant to certain fee arrangements.

  440 Financial Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FDISG and an indirect wholly-owned subsidiary of First Data Corporation, acts as the exclusive distributor of the Trust's shares.

  Certain officers of the Trust may be officers of the Adviser, Administrator and/or Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of the Adviser, Administrator and/or Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee, of which each of the Independent Trustees is a member, receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  The Adviser voluntarily agreed to waive a portion of its fees and to reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The Adviser, at its discretion, may revise or discontinue the voluntary fee waivers and expense reimbursements.
For the period ended October 31, 1996, the Adviser waived fees and reimbursed expenses with respect to the Funds in the following amounts:

                                                             EXPENSES
FUND                                   FEES WAIVED          REIMBURSED
----                                   -----------          ----------
AMBAC U.S. Treasury
    Money Market Fund                    $20,088             $101,283
AMBAC U.S. Government
    Money Market Fund                     48,338              129,216

5. SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001.

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
AMBAC Treasurers Trust

We have audited the accompanying statements of assets and liabilities of AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund (the Funds), including the portfolios of investments, as of October 31, 1996, and the related statements of operations, statements of changes in net assets and financial highlights for the period from April 24, 1996 to October 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMBACU.S. Treasury Money Market Fund and AMBACU.S. Government Money Market Fund as of October 31, 1996, the results of their operations, changes in their net assets and financial highlights for the period from April 24, 1996 to October 31, 1996, in conformity with generally accepted accounting principles.


                                                     KPMG Peat Marwick LLP

Boston, Massachusetts
November 22, 1996

This report is submitted for the general information of shareholders of AMBAC Treasurers Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for the Funds, which contain more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read each prospectus carefully before you invest.

An investment in the Funds is neither insured nor guaranteed by the U.S. Government or AMBAC Indemnity Corporation, and there can be no assurance that the Funds will be able to maintain stable net asset values of $1.00 per share.

[AMBAC LOGO] 4400 Computer Drive
             Box 5108
             Westborough, MA 01581-5108                         ----------------
                                                                BULK RATE
                                                                U. S. POSTAGE
                                                                PAID
                                                                PERMIT NO. 54201
                                                                BOSTON, MA
                                                                ----------------